Income Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the U.S. federal statutory tax rate to our effective tax rate
Income taxes at 35% statutory rate, Value	$ 9.3	$ (0.6)	$ (9.1)
Income taxes at 35% statutory rate, Percent	35.00%	35.00%	35.00%
Increase (decrease) resulting from:
State taxes net of federal income tax benefit	$ (5.8)	$ 0.4	$ (0.1)
State taxes net of federal income tax benefit, percent	(21.80%)	(23.90%)	0.40%
Foreign rate differential	$ (2.6)	$ (1.8)	$ (0.9)
Foreign rate differential, percent	(9.90%)	98.70%	3.50%
Application of ASC 740-30 to foreign earnings	$ 11.1	$ 5.6	$ 15.1
Application of ASC 740-30 to foreign earnings, percent	41.80%	(308.40%)	(58.00%)
Impact of foreign dividends and foreign tax credits	$ 0.1	$ 0.0	$ (1.7)
Impact of foreign dividends and foreign tax credits, percent	0.20%	(1.60%)	6.40%
Other	$ (0.8)	$ (1.0)	$ (1.0)
Other, percent	(2.90%)	56.00%	3.90%
Total provision (benefit) for income taxes	$ 11.3	$ 2.6	$ 2.3
Total, percent	42.40%	(144.20%)	(8.80%)